Note 12 - Income Taxes - Income Tax Reconciliation (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Amount computed by using normal Japanese statutory tax rate	¥ 2,485,319	¥ 1,720,410	¥ 2,074,767
Expenses not deductible for tax purpose	98,905	88,633	93,262
Inhabitant tax—per capita	38,161	46,822	39,538
Change in valuation allowance	(21,173)	(68,126)	15,696
Tax effects on investments in equity method investees	40,218	34,549	48,368
Enterprise tax—not based on income	257,203	268,545	146,883
Tax rate change	(26,485)	7,954	23,183
Tax credit	(164,525)	5,000	(269,145)
Other—net	(11,784)	121,093	10,979
Income tax expense as reported	¥ 2,695,839	¥ 2,224,880	¥ 2,183,531